Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of movements in right-of-use assets

Right-of-Use Assets	Vessels		Vessel Equipment	Properties	Other	Total
As of January 1, 2019	206,753	(*)	2,630	4,969	19	214,371
Additions	1,001		336	1,080	47	2,464
Depreciation expense	(7,722)		(1,109)	(1,499)	(10)	(10,340)
As of December 31, 2019	200,032		1,857	4,550	56	206,495
Additions, net	5,799		833	1,255	67	7,954
Depreciation expense	(8,163)		(1,253)	(1,547)	(49)	(11,012)
As of December 31, 2020	197,668		1,437	4,258	74	203,437
*

The balance as of December 31, 2018 represented the vessel held under finance lease and was included in the financial statement line “Vessel held under finance lease”, which was renamed to “Right-of-use assets” as of January 1, 2019.

Schedule of analysis of lease liabilities

	Lease Liabilities
	2019	2020
As of January 1,	213,374	204,930
Additions, net	1,462	2,155
Lease charge (Note 19)	10,506	9,921
Payments	(20,412)	(20,836)
As of December 31,	204,930	196,170
Lease liability, current portion	9,363	9,644
Lease liability, non-current portion	195,567	186,526
Total	204,930	196,170